THOMAS G. KIMBLE & ASSOCIATES
                  311 South State Street, Suite 440
                      Salt Lake City, Utah 84111
                            (801) 531-0066
                       Facsimile (801) 359-6603

                           August 16, 2005

Mail Stop 3561

Pradip Bhaumik, Attorney-Advisor
Division of Corporation Finance
Securities & Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:  Barossa Coffee Company, Inc.
     File No. 333-126514

Dear Mr. Bhaumik:

     Barossa Coffee Company, Inc. filed electronically with the Commission on or about August 16, 2005, Amendment No. 2 to the Form SB-2 filed on July 11, 2005. This amendment is filed to respond to the staff comments contained in the letter dated August 4, 2005. Changes from the form of prospectus included in the registration statement previously filed are tagged to indicate text which revises or replaces the previous text. To assist you in your review, we are outlining in this letter, by reference to the paragraph numbers and headings of your letter, the company's responses to your comments.

PROSPECTUS COVER PAGE

1. We do not plan to use the prospectus before the effective date of the registration statement; so we have not included the statements required by Item 501(a)(10) of Regulation S-B if the prospectus is to be used before the effective date.

2. We included on the Prospectus cover page the statement that we intend to apply to have our stock quoted on the OTC Bulletin Board, but cannot guarantee that we will meet the eligibility criteria for quotation.

PROSPECTUS SUMMARY

3. We clarified that we have no product or operations yet, and cannot assure investors that we will have operations in the future or ever become profitable.

4. We included in the Prospectus summary the statement that we received a going concern opinion from our independent auditors and disclosed the dollar amount of losses we have incurred.
Pradip Bhaumik, Staff Attorney
Division of Corporation Finance
Securities & Exchange Commission
100 F Street, NE
Washington, D.C.  20549
August 16, 2005
Page
THE OFFERING

5. We included in the Prospectus summary a shorter, specific time frame for refund of subscription payments or delivery of certificates for the shares of common stock.

RISK FACTORS

6. We revised the risk factor headings as suggested to more clearly indicate the associated risk to investors.

7. We revised the risk factor regarding the doubt about our ability to continue as a going concern to indicate that we do not know whether offering proceeds will be sufficient to sustain our operations for at least a year, or whether and how much additional funding we may require before then, especially if only the minimum is raised.

8. We indicated in the risk factor regarding supply costs the approximate expected costs involved in acquiring and operating a roasting machine and that we may not be able to acquire or lease one at all, especially if less than all 400,000 shares offered are sold.

9. We indicated in the risk factor regarding our common stock that it is considered a penny stock and is subject to the penny stock rules and disclosed the risks stemming from this determination.

USE OF PROCEEDS

10. We revised the use of proceeds and dilution tables to show allocation of $75,000 in proceeds and dilutive effects if 300,000 shares are sold.

MANAGEMENT'S DISCUSSION AND ANALYSIS - PLAN OF OPERATIONS

11. Since we are a small business issuer that has not had revenues from operations in each of the last two fiscal years, Regulation S-B specifies that we are to describe our plan of operation for the next twelve months, instead of discussing our financial condition, changes in financial condition and results of operations for each of the last two fiscal years (during which time the company was not even in existence). Accordingly, we revised and expanded Management's Discussion and Analysis or plan of operations to discuss in more detail known trends, events or uncertainties that have or are reasonably likely to have a material impact on the small business issuer's short-term or long-term liquidity, net sales or revenues or income from continuing operations. Specifically, the discussion focuses on and highlights the uncertainties we face as a start-up or development stage entity that give rise to the substantial doubt expressed by our independent auditors in their report about our ability to continue as a going concern.

BUSINESS

12. We disclosed the lack of assurance and/or precise knowledge we have regarding the minimum amount we may require to commence and continue in business for one year.

AVAILABLE INFORMATION

13. We removed references to the New York and Chicago Regional Offices of the Commission.

MANAGEMENT

14. We provided specific dates for the business experience of Adam Gatto and Jason Briggs.

PRINCIPAL SHAREHOLDERS

15. We indicated in the footnote that Thomas G. Kimble & Associates is the law firm which is our counsel for this offering.

PLAN OF DISTRIBUTION

16. In our opinion, principal shareholders need not register as broker-dealers solely by reason of their participation in the sale of the securities, pursuant to Rule 3a4-1. They are not subject to a statutory disqualification, will not be compensated in connection with their participation by the payment of commissions or other remuneration, and are not and have not been within the past year, an associated person of a broker or dealer; and will restrict their activities in the offering to delivering the prospectus through the mails in a manner that does not involve oral solicitation of any potential purchaser, responding to inquiries of and initiated by potential purchasers with information in the prospectus and performing the clerical work involved in effecting transactions.

17. We indicated in a separate risk factor that the offering price of the shares was arbitrarily determined by us and disclosed the risks stemming from this determination.

18. We indicated that we have no understanding, commitment, or agreement, written or oral, to offer or sell the securities to any individual or entity. We also indicated that any purchases by affiliates will be made for investment purposes only and not for resale, and may be made in order to reach, and count toward the minimum amount necessary to close the offering.

19. We confirm that changes in the material terms of the offering after the date of the prospectus would terminate the original offer. Subscribers would then be entitled to a refund. We would then need to file a new registration statement to recommence the offer.

20. We indicated that we may extend the offering period beyond 120 days if all shares offered are not sold within that time. We intend to extend it for up to 30 days, but not beyond 150 days, if necessary to complete at least the minimum offering.

21. We briefly discussed the material terms of the escrow agreement with Brighton Bank in the third paragraph of this section, including the fact that the escrow agent will "promptly" refund subscription payments if at least 200,000 shares are not sold before the offering period expires.

FINANCIAL STATEMENTS

GENERAL

22.  We revised the statement to clarify that June 30 is the fiscal year end.

PART II
ITEM 27. EXHIBITS INDEX

23.  We renumbered the consent of counsel as exhibit 23 instead of 24.


     We trust the foregoing to be responsive to your comments. The Issuer would like this registration statement to be declared effective as soon as possible.

                              Sincerely yours,

                              THOMAS G. KIMBLE & ASSOCIATES

                              /s/Van L. Butler
                              Van L. Butler